Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill beginning balance	$ 836,970	$ 835,233
Effect of Foreign Currency Translation	(2,115)	1,737
Goodwill ending balance	$ 834,855	$ 836,970